Depreciation, Amortisation and Impairment Costs - Summary of Depreciation Amortisation and Impairment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 1,305	£ 1,076	£ 1,450
Impairment of goodwill	0	57	209
Property, plant and equipment
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	846	557	752
Brand names
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	317	333	360
Computer software
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 142	£ 129	£ 129